FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS

	12.31.21	12.31.20
Investment fund - FDIC (1)	30,109	—
Guarantee for legal proceedings (2)	37,238	46,280
Total	67,347	46,280
Current	30,109	—
Non-current	37,238	46,280
(1)	Refers to financial investments in senior shares of FOR-TE Fundo de Investimento em Direitos Creditórios.
(2)	Refer to financial investments in guarantees for lawsuits (Note 20).